New World Fund® Summary prospectus November 1, 2015

Class A	B	C	F-1	F-2	529-A	529-B	529-C	529-E
NEWFX	NEWBX	NEWCX	NWFFX	NFFFX	CNWAX	CNWBX	CNWCX	CNWEX

529-F-1	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
CNWFX	RNWAX	RNWBX	RNEBX	RNWCX	RNWEX	RNWHX	RNWFX	RNWGX

Before you invest, you may want to review the fund’s prospectus and statement of additional information, which contain more information about the fund and its risks. You can find the fund’s prospectus, statement of additional information and other information about the fund online at americanfunds.com/prospectus. You can also get this information at no cost by calling (800) 421-4225 or by sending an email request to prospectus@americanfunds.com. The current prospectus and statement of additional information, dated November 1, 2015, are incorporated by reference into this summary prospectus.

Investment objective

The fund’s investment objective is long-term capital appreciation.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 27 of the prospectus and on page 65 of the fund’s statement of additional information.

Shareholder fees (fees paid directly from your investment)
Share classes
	A and 529-A	B and 529-B	C and 529-C	529-E	F-1, F-2 and 529-F-1	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00[1]	5.00%	1.00%	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share classes
	A	B	C	F-1	F-2	529-A	529-B	529-C	529-E
Management fees	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Distribution and/or service (12b-1) fees	0.23	1.00	1.00	0.25	none	0.20	0.99	0.99	0.50
Other expenses	0.25	0.24	0.29	0.22	0.20	0.35	0.37	0.36	0.28
Total annual fund operating expenses	1.03	1.79	1.84	1.02	0.75	1.10	1.91	1.90	1.33

	529-F-1	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Distribution and/or service (12b-1) fees	0.00	1.00	0.74	0.60[2]	0.50	0.25	none	none	none
Other expenses	0.34	0.24	0.52[2]	0.22	0.29[2]	0.20	0.26[2]	0.14	0.10
Total annual fund operating expenses	0.89	1.79	1.81	1.37	1.34	1.00	0.81	0.69	0.65

1 A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.

2 Based on estimated amounts for the current fiscal year.

1     New World Fund / Summary prospectus

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share classes	1 year	3 years	5 years	10 years
A	$674	$ 884	$1,111	$1,762
B	682	963	1,170	1,905
C	287	579	995	2,159
F-1	104	325	563	1,248
F-2	77	240	417	930
529-A	681	905	1,146	1,838
529-B	694	1,000	1,232	2,022
529-C	293	597	1,026	2,222
529-E	135	421	729	1,601
529-F-1	91	284	493	1,096
R-1	182	563	970	2,105
R-2	184	569	980	2,127
R-2E	139	434	750	1,646
R-3	136	425	734	1,613
R-4	102	318	552	1,225
R-5E	83	259	450	1,002
R-5	70	221	384	859
R-6	66	208	362	810

For the share classes listed below, you would pay the following if you did not redeem your shares:

Share classes	1 year	3 years	5 years	10 years
B	$182	$563	$970	$1,905
C	187	579	995	2,159
529-B	194	600	1,032	2,022
529-C	193	597	1,026	2,222

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the fiscal year ended October 31, 2014, the fund’s portfolio turnover rate was 32% of the average value of its portfolio.

Principal investment strategies

The fund invests primarily in common stocks of companies with significant exposure to countries with developing economies and/or markets. Many of these countries may be referred to as emerging countries or emerging markets. The fund may also invest in debt

New World Fund / Summary prospectus     2

securities of issuers, including issuers of lower rated bonds (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser), with exposure to these countries. Bonds rated Ba1 or BB+ or below are sometimes referred to as “junk bonds.”

Under normal market conditions, the fund will invest at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets.

In determining whether a country is qualified, the fund’s investment adviser will consider such factors as the country’s per capita gross domestic product, the percentage of the country’s economy that is industrialized, market capital as a percentage of gross domestic product, the overall regulatory environment, the presence of government regulation limiting or banning foreign ownership, and restrictions on repatriation of initial capital, dividends, interest and/or capital gains. The fund’s investment adviser will maintain a list of qualified countries and securities in which the fund may invest. Qualified developing countries in which the fund may invest currently include, but are not limited to, Argentina, Bahrain, Brazil, Bulgaria, Chile, China, Colombia, Croatia, Czech Republic, Dominican Republic, Ecuador, Egypt, Gabon, Ghana, Greece, Hungary, India, Indonesia, Jamaica, Jordan, Kazakhstan, Kenya, Kuwait, Lebanon, Macau, Malaysia, Malta, Mexico, Morocco, Nigeria, Oman, Pakistan, Panama, Paraguay, Peru, Philippines, Poland, Qatar, Romania, Russian Federation, Saudi Arabia, Slovenia, South Africa, Sri Lanka, Thailand, Turkey, Ukraine, United Arab Emirates, Uruguay, Venezuela, Vietnam and Zambia.

The fund may invest in equity securities of any company, regardless of where it is based, if the fund’s investment adviser determines that a significant portion of the company’s assets or revenues (generally 20% or more) is attributable to developing countries. In addition, the fund may invest up to 25% of its assets in nonconvertible debt securities of issuers, including issuers of lower rated bonds and government bonds, that are primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries. The fund may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

3     New World Fund / Summary prospectus

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in developing countries.

Investing in developing countries — Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

New World Fund / Summary prospectus     4

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The MSCI Emerging Markets Index reflects the market sectors in which the fund invests. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

5     New World Fund / Summary prospectus

Average annual total returns For the periods ended December 31, 2014 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A — Before taxes	6/17/1999	–9.19%	3.79%	7.86%	7.85%
— After taxes on distributions		–10.28	3.41	7.40	N/A
— After taxes on distributions and sale of fund shares		–4.12	3.12	6.65	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
B	3/15/2000	–8.93%	3.88%	7.83%	6.65%
C	3/15/2001	–5.34	4.20	7.65	9.21
F-1	3/16/2001	–3.64	5.05	8.52	9.89
F-2	8/1/2008	–3.38	5.33	N/A	2.83
529-A	2/19/2002	–9.27	3.74	7.82	9.98
529-B	2/26/2002	–9.04	3.78	7.73	9.91
529-C	2/25/2002	–5.40	4.13	7.57	9.60
529-E	3/22/2002	–3.95	4.70	8.14	9.69
529-F-1	9/17/2002	–3.51	5.19	8.65	11.94
R-1	6/11/2002	–4.38	4.23	7.65	9.44
R-2	6/7/2002	–4.39	4.23	7.65	9.46
R-3	6/6/2002	–3.94	4.72	8.14	9.96
R-4	10/7/2002	–3.62	5.07	8.51	12.50
R-5	5/15/2002	–3.31	5.39	8.84	10.35
R-6	5/1/2009	–3.29	5.44	N/A	11.30

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
MSCI® All Country World Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	4.16%	9.17%	6.09%	4.12%
MSCI Emerging Markets Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	–2.19	1.78	8.43	8.02

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

New World Fund / Summary prospectus     6

Management

Investment adviser Capital Research and Management CompanySM

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Robert W. Lovelace Vice Chairman of the Board and President	16 years	Partner – Capital International Investors
Nicholas J. Grace Senior Vice President and Director	8 years	Partner – Capital World Investors
Mark E. Denning Senior Vice President	16 years	Partner – Capital Research Global Investors
Galen Hoskin Vice President	6 years	Partner – Capital World Investors
Carl M. Kawaja Vice President	16 years	Partner – Capital World Investors
Winnie Kwan Vice President	6 years	Partner – Capital Research Global Investors
Christopher Thomsen Vice President	6 years	Partner – Capital Research Global Investors
Wahid Butt	8 years	Partner – Capital Research Global Investors
Robert H. Neithart	4 years	Partner – Capital Fixed Income Investors

Purchase and sale of fund shares

The minimum amount to establish an account for all share classes is $250 and the minimum to add to an account is $50. For a payroll deduction retirement plan account, payroll deduction savings plan account or employer-sponsored 529 account, the minimum is $25 to establish or add to an account.

If you are a retail investor, you may sell (redeem) shares on any business day through your dealer or financial advisor or by writing to American Funds Service Company® at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at (800) 421-4225; faxing American Funds Service Company at (888) 421-4351; or accessing our website at americanfunds.com. Please contact your plan administrator or recordkeeper to sell (redeem) shares from your retirement plan.

Tax information

Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-favored.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information.

MFGEIPX-036-1115P Litho in USA CGD/ALD/8017	Investment Company File No. 811-09105

THE FUND PROVIDES A SPANISH TRANSLATION OF THE ABOVE SUMMARY PROSPECTUS IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE ENGLISH LANGUAGE SUMMARY PROSPECTUS ABOVE IS A FAIR AND ACCURATE REPRESENTATION OF THE SPANISH EQUIVALENT.

/s/	MICHAEL W. STOCKTON
MICHAEL W. STOCKTON
SECRETARY

Summary Prospectus Amendment November 1, 2015

For the following funds with summary prospectuses dated December 1, 2014 – October 1, 2015
(each as supplemented to date)

AMCAP Fund®

American Balanced Fund®

American Funds Developing World Growth and Income FundSM

American Funds Global Balanced FundSM

American Funds Inflation Linked Bond Fund®

American Funds Money Market Fund®

American High-Income Trust®

American Mutual Fund®

The Bond Fund of America®

Capital Income Builder®

Capital World Bond Fund®

Capital World Growth and Income Fund®

EuroPacific Growth Fund®

Fundamental Investors®

The Income Fund of America®

International Growth and Income FundSM

The Investment Company of America®

New Economy Fund®

New Perspective Fund®

New World Fund®

SMALLCAP World Fund®

Washington Mutual Investors FundSM

Keep this amendment with your summary prospectus. Each fund’s summary prospectus consists of this amendment and the fund’s summary prospectus, as supplemented to date (which is incorporated herein by reference). For additional information about a fund, you should refer to its prospectus and statement of additional information, in each case as supplemented to date, except where specific information is provided in this amendment, in which case the disclosure provided in this amendment is controlling.

On or about November 20, 2015, the funds listed on the cover of this amendment expect to issue a new class of shares, Class R–5E shares, which will generally be available only to retirement plans established under Internal Revenue Code Sections 401(a), 403(b) or 457, and to nonqualified deferred compensation plans and certain voluntary employee benefit association and post-retirement benefit plans. You are receiving this amendment because you hold, or have recently held, shares of one or more of the funds listed on the previous page and the summary prospectus for each fund is being amended hereby.

1.	The legend on the cover page of the summary prospectus for each of the funds listed on the cover of this amendment is amended in its entirety to read as follows:

Before you invest, you may want to review the fund’s prospectus and statement of additional information, which contain more information about the fund and its risks. You can find the fund’s prospectus, statement of additional information and other information about the fund online at americanfunds.com/prospectus. You can also get this information at no cost by calling (800) 421-4225 or by sending an email request to prospectus@americanfunds.com. The current prospectus and statement of additional information, dated November 1, 2015, are incorporated by reference into this summary prospectus.

2.	The “Fees and expenses of the fund” section of the summary prospectus for each of the funds listed below is amended by (i) replacing the columns captioned “R-2,” “R-2E” and “R-3” in the “Annual fund operating expenses” table with the corresponding columns set forth under such fund’s name below, (ii) supplementing the “Annual fund operating expenses” table with the additional column captioned “R-5E” set forth under such fund’s name below, (iii) replacing the line items captioned “R-2,” “R-2E” and “R-3” in the cumulative estimated expense example table under the heading “Example” with the corresponding line items set forth under such fund’s name below and (iv) supplementing the cumulative estimated expense example table under the heading “Example” with the additional line item captioned “R-5E” set forth under such fund’s name below. Expense information for all other share classes, including annual fund operating expenses for other Class R shares (which are shown for comparative purposes only), remains unchanged. Except as indicated below each table, footnotes in the summary prospectus remain unchanged.

AMCAP Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.31%	0.31%	0.31%	0.31%	0.31%	0.31%	0.31%	0.31%
Distribution and/or service (12b-1) fees	1.00	0.74	0.60[2]	0.50	0.25	none	none	none
Other expenses	0.15	0.42[2]	0.33	0.22[2]	0.15	0.22[2]	0.10	0.06
Total annual fund operating expenses	1.46	1.47	1.24	1.03	0.71	0.53	0.41	0.37
Expense reimbursement	—	—	0.02[3]	—	—	—	—	—
Total annual fund operating expenses after expense reimbursement	1.46	1.47	1.22	1.03	0.71	0.53	0.41	0.37

2 Based on estimated amounts for the current fiscal year.

3 The investment adviser is currently reimbursing a portion of the other expenses. The reimbursement will be in effect through at least November 1, 2016.
The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example

Share classes	1 year	3 years	5 years	10 years
R-2	$150	$465	$803	$1,757
R-2E	124	391	679	1,498
R-3	105	328	569	1,259
R-5E	54	170	296	665

American Balanced Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%
Distribution and/or service (12b-1) fees	1.00	0.75	0.60[2]	0.50	0.25	none	none	none
Other expenses	0.15	0.41[2]	0.31	0.21[2]	0.16	0.22[2]	0.11	0.06
Total annual fund operating expenses	1.38	1.39	1.14	0.94	0.64	0.45	0.34	0.29

2 Based on estimated amounts for the current fiscal year.

Example

Share classes	1 year	3 years	5 years	10 years
R-2	$142	$440	$761	$1,669
R-2E	116	362	628	1,386
R-3	96	300	520	1,155
R-5E	46	144	252	567

Summary Prospectus Amendment - Page 1

American Funds Global Balanced Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Distribution and/or service (12b-1) fees	1.00[2]	0.73	0.60[2]	0.49	0.24	none	none	none
Other expenses	0.17	0.46[2]	0.35	0.24[2]	0.19	0.24[2]	0.14	0.09
Total annual fund operating expenses	1.65	1.67	1.43	1.21	0.91	0.72	0.62	0.57
Expense reimbursement	—	—	0.01[3]	—	—	—	—	—
Total annual fund operating expenses after expense reimbursement	1.65	1.67	1.42	1.21	0.91	0.72	0.62	0.57

2 Based on estimated amounts for the current fiscal year.

3 The investment adviser is currently reimbursing a portion of the other expenses. The reimbursement will be in effect through at least November 1, 2016. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example

Share classes	1 year	3 years	5 years	10 years
R-2	$170	$526	$907	$1,976
R-2E	145	451	781	1,712
R-3	123	384	665	1,466
R-5E	74	230	401	894

American Funds Inflation Linked Bond Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%
Distribution and/or service (12b-1) fees[2]	1.00	0.75	0.60	0.50	0.25	none	none	none
Other expenses	0.21[2]	0.61[2]	0.36	0.47	0.20[2]	0.27[2]	0.16[2]	0.10[2]
Total annual fund operating expenses	1.57	1.72	1.32	1.33	0.81	0.63	0.52	0.46

2 Based on estimated amounts for the current fiscal year.

Example

Share classes	1 year	3 years	5 years	10 years
R-2	$175	$542	$933	$2,030
R-2E	134	418	723	1,590
R-3	135	421	729	1,601
R-5E	64	202	351	786

American Funds Money Market Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%
Distribution and/or service (12b-1) fees	0.00	0.00	0.00	0.00	0.00	none	none	none
Other expenses	0.17	0.42*	0.31	0.24*	0.17	0.22*	0.11	0.06
Total annual fund operating expenses	0.44	0.69	0.58	0.51	0.44	0.49	0.38	0.33

* Based on estimated amounts for the current fiscal year.

Example

Share classes	1 year	3 years	5 years	10 years
R-2	$70	$221	$384	$859
R-2E	59	186	324	726
R-3	52	164	285	640
R-5E	50	157	274	616

American High-Income Trust

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%
Distribution and/or service (12b-1) fees	1.00	0.74	0.60[2]	0.50	0.25	none	none	none
Other expenses	0.19	0.51[2]	0.37	0.26[2]	0.17	0.22[2]	0.12	0.07
Total annual fund operating expenses	1.46	1.52	1.24	1.03	0.69	0.49	0.39	0.34
Expense reimbursement	—	—	0.05[3]	—	—	—	—	—
Total annual fund operating expenses after expense reimbursement	1.46	1.52	1.19	1.03	0.69	0.49	0.39	0.34

2 Based on estimated amounts for the current fiscal year.

3 The investment adviser is currently reimbursing a portion of the other expenses. The reimbursement will be in effect through at least November 1, 2016. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Summary Prospectus Amendment - Page 2

Example

Share classes	1 year	3 years	5 years	10 years
R-2	$155	$480	$829	$1,813
R-2E	121	388	676	1,495
R-3	105	328	569	1,259
R-5E	50	157	274	616

American Mutual Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%
Distribution and/or service (12b-1) fees	1.00	0.74	0.60[2]	0.50	0.25	none	none	none
Other expenses	0.18	0.42[2]	0.38	0.22[2]	0.17	0.22[2]	0.12	0.06
Total annual fund operating expenses	1.42	1.40	1.22	0.96	0.66	0.46	0.36	0.30
Expense reimbursement	—	—	0.07[3]	—	—	—	—	—
Total annual fund operating expenses after expense reimbursement	1.42	1.40	1.15	0.96	0.66	0.46	0.36	0.30

2 Based on estimated amounts for the current fiscal year.

3 The investment adviser is currently reimbursing a portion of the other expenses. The reimbursement will be in effect through at least November 1, 2016. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example

Share classes	1 year	3 years	5 years	10 years
R-2	$143	$443	$766	$1,680
R-2E	117	380	663	1,470
R-3	98	306	531	1,178
R-5E	47	148	258	579

The Bond Fund of America

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Distribution and/or service (12b-1) fees	0.99	0.74	0.60[2]	0.50	0.25	none	none	none
Other expenses	0.17	0.46[2]	0.20	0.25[2]	0.16	0.22[2]	0.11	0.06
Total annual fund operating expenses	1.36	1.40	1.00	0.95	0.61	0.42	0.31	0.26

2 Based on estimated amounts for the current fiscal year.

Example

Share classes	1 year	3 years	5 years	10 years
R-2	$143	$443	$766	$1,680
R-2E	102	318	552	1,225
R-3	97	303	525	1,166
R-5E	43	135	235	530

Capital Income Builder

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%
Distribution and/or service (12b-1) fees	1.00	0.74	0.60[2]	0.50	0.25	none	none	none
Other expenses	0.16	0.42[2]	0.19	0.23[2]	0.16	0.22[2]	0.12	0.06
Total annual fund operating expenses	1.39	1.39	1.02	0.96	0.64	0.45	0.35	0.29

2 Based on estimated amounts for the current fiscal year.

Example

Share classes	1 year	3 years	5 years	10 years
R-2	$142	$440	$761	$1,669
R-2E	104	325	563	1,248
R-3	98	306	531	1,178
R-5E	46	144	252	567

Summary Prospectus Amendment - Page 3

Capital World Bond Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%
Distribution and/or service (12b-1) fees	0.99	0.74	0.60[2]	0.50	0.25	none	none	none
Other expenses	0.22	0.57[2]	0.33	0.30[2]	0.18	0.26[2]	0.13	0.08
Total annual fund operating expenses	1.65	1.75	1.37	1.24	0.87	0.70	0.57	0.52

2 Based on estimated amounts for the current fiscal year.

Example

Share classes	1 year	3 years	5 years	10 years
R-2	$178	$551	$949	$2,062
R-2E	139	434	750	1,646
R-3	126	393	681	1,500
R-5E	72	224	390	871

Capital World Growth and Income Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.37%	0.37%	0.37%	0.37%	0.37%	0.37%	0.37%	0.37%
Distribution and/or service (12b-1) fees	1.00	0.74	0.60[2]	0.50	0.25	none	none	none
Other expenses	0.17	0.43[2]	0.20	0.22[2]	0.17	0.23[2]	0.12	0.07
Total annual fund operating expenses	1.54	1.54	1.17	1.09	0.79	0.60	0.49	0.44

2 Based on estimated amounts for the current fiscal year.

Example

Share classes	1 year	3 years	5 years	10 years
R-2	$157	$486	$839	$1,834
R-2E	119	372	644	1,420
R-3	111	347	601	1,329
R-5E	61	192	335	750

EuroPacific Growth Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%
Distribution and/or service (12b-1) fees	1.00	0.74	0.60[2]	0.50	0.25	none	none	none
Other expenses	0.17	0.42[2]	0.19	0.22[2]	0.17	0.23[2]	0.11	0.07
Total annual fund operating expenses	1.59	1.58	1.21	1.14	0.84	0.65	0.53	0.49

2 Based on estimated amounts for the current fiscal year.

Example

Share classes	1 year	3 years	5 years	10 years
R-2	$161	$499	$860	$1,878
R-2E	123	384	665	1,466
R-3	116	362	628	1,386
R-5E	66	208	362	810

Fundamental Investors

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and/or service (12b-1) fees	1.00	0.75	0.60[2]	0.50	0.25	none	none	none
Other expenses	0.16	0.42[2]	0.40	0.21[2]	0.16	0.22[2]	0.10	0.06
Total annual fund operating expenses	1.41	1.42	1.25	0.96	0.66	0.47	0.35	0.31
Expense reimbursement	—	—	0.09[3]	—	—	—	—	—
Total annual fund operating expenses after expense reimbursement	1.41	1.42	1.16	0.96	0.66	0.47	0.35	0.31

2 Based on estimated amounts for the current fiscal year.

3 The investment adviser is currently reimbursing a portion of the other expenses. The reimbursement will be in effect through at least November 1, 2016. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Summary Prospectus Amendment - Page 4

Example

Share classes	1 year	3 years	5 years	10 years
R-2	$145	$449	$776	$1,702
R-2E	118	387	677	1,502
R-3	98	306	531	1,178
R-5E	48	151	263	591

The Income Fund of America

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%
Distribution and/or service (12b-1) fees	1.00	0.74	0.60[2]	0.50	0.25	none	none	none
Other expenses	0.14	0.42[2]	0.23	0.22[2]	0.15	0.22[2]	0.10	0.06
Total annual fund operating expenses	1.36	1.38	1.05	0.94	0.62	0.44	0.32	0.28

2 Based on estimated amounts for the current fiscal year.

Example

Share classes	1 year	3 years	5 years	10 years
R-2	$140	$437	$755	$1,657
R-2E	107	334	579	1,283
R-3	96	300	520	1,155
R-5E	45	141	246	555

International Growth and Income Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.49%	0.49%	0.49%	0.49%	0.49%	0.49%	0.49%	0.49%
Distribution and/or service (12b-1) fees	1.00[2]	0.74	0.60[2]	0.49	0.25	none	none	none
Other expenses	0.19	0.57[2]	0.37	0.27[2]	0.19	0.25[2]	0.14	0.09
Total annual fund operating expenses	1.68	1.80	1.46	1.25	0.93	0.74	0.63	0.58
Expense reimbursement	—	—	0.03[3]	—	—	—	—	—
Total annual fund operating expenses after expense reimbursement	1.68	1.80	1.43	1.25	0.93	0.74	0.63	0.58

2 Based on estimated amounts for the current fiscal year.

3 The investment adviser is currently reimbursing a portion of the other expenses. The reimbursement will be in effect through at least November 1, 2016. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example

Share classes	1 year	3 years	5 years	10 years
R-2	$183	$566	$975	$2,116
R-2E	146	459	794	1,743
R-3	127	397	686	1,511
R-5E	76	237	411	918

The Investment Company of America

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%
Distribution and/or service (12b-1) fees	1.00	0.75	0.60[2]	0.50	0.25	none	none	none
Other expenses	0.16	0.42[2]	0.31	0.23[2]	0.16	0.22[2]	0.11	0.06
Total annual fund operating expenses	1.40	1.41	1.15	0.97	0.65	0.46	0.35	0.30

2 Based on estimated amounts for the current fiscal year.

Example

Share classes	1 year	3 years	5 years	10 years
R-2	$144	$446	$771	$1,691
R-2E	117	365	633	1,398
R-3	99	309	536	1,190
R-5E	47	148	258	579

Summary Prospectus Amendment - Page 5

The New Economy Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.39%	0.39%	0.39%	0.39%	0.39%	0.39%	0.39%	0.39%
Distribution and/or service (12b-1) fees	1.00	0.74	0.60[2]	0.50	0.25	none	none	none
Other expenses	0.17	0.44[2]	0.30	0.23[2]	0.17	0.23[2]	0.13	0.07
Total annual fund operating expenses	1.56	1.57	1.29	1.12	0.81	0.62	0.52	0.46

2 Based on estimated amounts for the current fiscal year.

Example

Share classes	1 year	3 years	5 years	10 years
R-2	$160	$496	$855	$1,867
R-2E	131	409	708	1,556
R-3	114	356	617	1,363
R-5E	63	199	346	774

New Perspective Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%
Distribution and/or service (12b-1) fees	1.00	0.74	0.60[2]	0.50	0.25	none	none	none
Other expenses	0.17	0.43[2]	0.22	0.22[2]	0.17	0.23[2]	0.11	0.07
Total annual fund operating expenses	1.55	1.55	1.20	1.10	0.80	0.61	0.49	0.45

2 Based on estimated amounts for the current fiscal year.

Example

Share classes	1 year	3 years	5 years	10 years
R-2	$158	$490	$845	$1,845
R-2E	122	381	660	1,455
R-3	112	350	606	1,340
R-5E	62	195	340	762

New World Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Distribution and/or service (12b-1) fees	1.00	0.74	0.60[2]	0.50	0.25	none	none	none
Other expenses	0.24	0.52[2]	0.22	0.29[2]	0.20	0.26[2]	0.14	0.10
Total annual fund operating expenses	1.79	1.81	1.37	1.34	1.00	0.81	0.69	0.65

2 Based on estimated amounts for the current fiscal year.

Example

Share classes	1 year	3 years	5 years	10 years
R-2	$184	$569	$980	$2,127
R-2E	139	434	750	1,646
R-3	136	425	734	1,613
R-5E	83	259	450	1,002

SMALLCAP World Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%
Distribution and/or service (12b-1) fees	0.99	0.74	0.60[2]	0.50	0.25	none	none	none
Other expenses	0.20	0.45[2]	0.31	0.25[2]	0.18	0.24[2]	0.13	0.08
Total annual fund operating expenses	1.82	1.82	1.54	1.38	1.06	0.87	0.76	0.71

2 Based on estimated amounts for the current fiscal year.

Example

Share classes	1 year	3 years	5 years	10 years
R-2	$185	$573	$985	$2,137
R-2E	157	486	839	1,834
R-3	140	437	755	1,657
R-5E	89	278	482	1,073

Summary Prospectus Amendment - Page 6

Washington Mutual Investors Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%
Distribution and/or service (12b-1) fees	0.99	0.74	0.60[2]	0.50	0.25	none	none	none
Other expenses	0.15	0.41[2]	0.31	0.22[2]	0.15	0.22[2]	0.10	0.06
Total annual fund operating expenses	1.38	1.39	1.15	0.96	0.64	0.46	0.34	0.30

2 Based on estimated amounts for the current fiscal year.

Example

Share classes	1 year	3 years	5 years	10 years
R-2	$142	$440	$761	$1,669
R-2E	117	365	633	1,398
R-3	98	306	531	1,178
R-5E	47	148	258	579

3.	The “Fees and expenses of the fund” section of the summary prospectus for the fund listed below is amended by replacing the “Annual fund operating expenses” table and the cumulative estimated expense example tables under the heading “Example” with the updated tables set forth below. Except as indicated below each table, footnotes in the summary prospectus remain unchanged.

American Funds Developing World Growth and Income Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	A	B	C	F-1	F-2	529-A	529-B	529-C	529-E
Management fees	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%
Distribution and/or service (12b-1) fees	0.30	1.00	1.00	0.25	none	0.30[2]	0.99	1.00	0.50
Other expenses	0.29	0.29	0.33	0.28	0.27	0.39	0.41	0.39	0.29
Total annual fund operating expenses	1.35	2.05	2.09	1.29	1.03	1.45	2.16	2.15	1.55

	529-F-1	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%
Distribution and/or service (12b-1) fees	0.00	1.00	0.75	0.60[2]	0.50	0.25	none	none	none
Other expenses	0.38	0.26	0.78[2]	0.38	0.35[2]	0.25	0.32[2]	0.20	0.16
Total annual fund operating expenses	1.14	2.02	2.29	1.74	1.61	1.26	1.08	0.96	0.92

2 Based on estimated amounts for the current fiscal year.

Example

Share classes	1 year	3 years	5 years	10 years
A	$705	$978	$1,272	$2,105
B	708	1,043	1,303	2,200
C	312	655	1,124	2,421
F-1	131	409	708	1,556
F-2	105	328	569	1,259
529-A	714	1,007	1,322	2,210
529-B	719	1,076	1,359	2,313
529-C	318	673	1,154	2,483
529-E	158	490	845	1,845
529-F-1	116	362	628	1,386
R-1	205	634	1,088	2,348
R-2	232	715	1,225	2,626
R-2E	177	548	944	2,052
R-3	164	508	876	1,911
R-4	128	400	692	1,523
R-5E	110	343	595	1,317
R-5	98	306	531	1,178
R-6	94	293	509	1,131

Share classes	1 year	3 years	5 years	10 years
B	$208	$643	$1,103	$2,200
C	212	655	1,124	2,421
529-B	219	676	1,159	2,313
529-C	218	673	1,154	2,483

Summary Prospectus Amendment - Page 7

4.	The “Investment results” section of the summary prospectus for each of the funds listed below is amended by replacing the “Calendar year total returns for Class A shares” bar chart and the “Average annual total returns” table with the updated chart and table set forth under such fund’s name below.

American Funds Global Balanced Fund

Average annual total returns For the periods ended December 31, 2014 (with maximum sales charge):
Share class	Inception date	1 year	Lifetime
A – Before taxes	2/1/2011	–2.27%	6.22%
– After taxes on distributions		–3.16	5.67
– After taxes on distributions and sale of fund shares		–0.43	4.92

Share classes (before taxes)	Inception date	1 year	Lifetime
B	2/1/2011	–2.07%	6.39%
C	2/1/2011	1.88	6.99
F-1	2/1/2011	3.62	7.82
F-2	2/1/2011	3.91	8.09
529-A	2/1/2011	–2.34	6.14
529-B	2/1/2011	–2.19	6.27
529-C	2/1/2011	1.80	6.91
529-E	2/1/2011	3.37	7.49
529-F-1	2/1/2011	3.83	7.99
R-1	2/1/2011	3.06	7.22
R-2	2/1/2011	2.85	7.05
R-3	2/1/2011	3.33	7.52
R-4	2/1/2011	3.67	7.85
R-5	2/1/2011	3.94	8.14
R-6	2/1/2011	4.05	8.20

Indexes	1 year	Lifetime (from Class A inception)
MSCI All Country World Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	4.16%	7.63%
Barclays Global Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	0.59	1.88
60%/40% MSCI ACWI/Barclays Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	2.78	5.46
Lipper Flexible Portfolio Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	4.31	7.22
Class A annualized 30-day yield at April 30, 2015: 1.46% (For current yield information, please call American FundsLine® at (800) 325-3590.)

American Funds Money Market Fund

Summary Prospectus Amendment - Page 8

Average annual total returns For the periods ended December 31, 2014 (with maximum sales charge):
Share classes (before taxes)	Inception date	1 year	5 years	Lifetime
A	5/1/2009	0.00%	0.00%	0.00%
B	5/1/2009	–5.00	–0.40	–0.18
C	5/1/2009	–1.00	0.00	0.00
F-1	5/1/2009	0.00	0.00	0.00
F-2	5/1/2009	0.00	0.00	0.00
529-A	5/1/2009	0.00	0.00	0.00
529-B	5/1/2009	–5.00	–0.40	–0.18
529-C	5/1/2009	–1.00	0.00	0.00
529-E	5/1/2009	0.00	0.00	0.00
529-F-1	5/1/2009	0.00	0.00	0.00
R-1	5/1/2009	0.00	0.00	0.00
R-2	5/1/2009	0.00	0.00	0.00
R-3	5/1/2009	0.00	0.00	0.00
R-4	5/1/2009	0.00	0.00	0.00
R-5	5/1/2009	0.00	0.00	0.00
R-6	5/1/2009	0.00	0.00	0.00
For current 7-day yield information, please call American FundsLine® at (800) 325-3590.

American High-Income Trust

Average annual total returns For the periods ended December 31, 2014 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A – Before taxes	2/19/1988	–3.22%	6.71%	5.79%	8.09%
– After taxes on distributions		–5.71	3.94	2.94	N/A
– After taxes on distributions and sale of fund shares		–1.78	4.09	3.29	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
B	3/15/2000	–4.96%	6.40%	5.56%	6.21%
C	3/15/2001	–1.22	6.66	5.35	6.37
F-1	3/15/2001	0.48	7.47	6.16	6.95
F-2	8/4/2008	0.75	7.75	N/A	7.74
529-A	2/19/2002	–3.31	6.62	5.72	7.17
529-B	2/25/2002	–5.09	6.27	5.44	7.02
529-C	2/19/2002	–1.29	6.59	5.28	6.61
529-E	3/15/2002	0.21	7.16	5.84	7.02
529-F-1	9/16/2002	0.65	7.66	6.33	8.74
R-1	7/11/2002	–0.27	6.65	5.32	7.69
R-2	6/18/2002	–0.31	6.64	5.34	7.10
R-3	6/21/2002	0.17	7.15	5.82	7.69
R-4	7/19/2002	0.50	7.48	6.15	8.55
R-5	5/15/2002	0.80	7.80	6.47	7.84
R-6	5/1/2009	0.86	7.85	N/A	12.38

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
Barclays U.S. Corporate High Yield 2% Issuer Capped Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	2.46%	8.98%	7.73%	N/A
Lipper High Yield Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	2.24	8.47	6.35	7.06%
Class A annualized 30-day yield at March 31, 2015: 5.16% (For current yield information, please call American FundsLine® at (800) 325-3590.)

Summary Prospectus Amendment - Page 9

American Mutual Fund

Average annual total returns For the periods ended December 31, 2014 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A – Before taxes	2/21/1950	6.14%	12.39%	7.08%	11.69%
– After taxes on distributions		4.81	11.63	6.35	N/A
– After taxes on distributions and sale of fund shares		4.55	9.90	5.72	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
B	3/15/2000	6.76%	12.61%	7.05%	7.69%
C	3/15/2001	10.71	12.81	6.84	6.80
F-1	3/15/2001	12.51	13.67	7.67	7.40
F-2	8/5/2008	12.81	13.94	N/A	10.02
529-A	2/19/2002	6.02	12.28	6.99	7.13
529-B	2/19/2002	6.61	12.47	6.93	7.06
529-C	2/20/2002	10.63	12.73	6.77	6.67
529-E	3/7/2002	12.22	13.32	7.32	6.77
529-F-1	9/17/2002	12.75	13.86	7.84	9.14
R-1	6/11/2002	11.68	12.80	6.83	6.87
R-2	5/31/2002	11.71	12.80	6.81	6.56
R-3	6/6/2002	12.19	13.33	7.33	7.30
R-4	6/27/2002	12.54	13.67	7.65	7.90
R-5	5/15/2002	12.86	14.00	7.97	7.59
R-6	5/1/2009	12.95	14.07	N/A	17.12

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	13.66%	15.44%	7.67%	11.35%
Lipper Growth and Income Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	8.77	12.30	6.37	N/A
Lipper Large-Cap Value Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	11.01	13.64	6.75	N/A
Class A annualized 30-day yield at April 30, 2015: 1.90% (For current yield information, please call American FundsLine® at (800) 325-3590.)

Summary Prospectus Amendment - Page 10

Capital Income Builder

Average annual total returns For the periods ended December 31, 2014 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A – Before taxes	7/30/1987	0.49%	7.61%	5.61%	9.49%
– After taxes on distributions		–0.69	6.62	4.53	N/A
– After taxes on distributions and sale of fund shares		1.08	5.89	4.36	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
B	3/15/2000	0.81%	7.77%	5.58%	7.82%
C	3/15/2001	4.77	8.02	5.37	6.98
F-1	3/15/2001	6.54	8.85	6.19	7.57
F-2	8/1/2008	6.83	9.11	N/A	6.04
529-A	2/19/2002	0.39	7.52	5.52	7.26
529-B	2/15/2002	0.68	7.64	5.46	7.15
529-C	2/20/2002	4.70	7.95	5.30	6.88
529-E	3/1/2002	6.26	8.52	5.85	7.32
529-F-1	9/17/2002	6.75	9.03	6.36	8.33
R-1	6/11/2002	5.76	8.03	5.37	6.59
R-2	5/31/2002	5.78	8.03	5.36	6.45
R-3	6/4/2002	6.23	8.50	5.84	6.99
R-4	5/20/2002	6.55	8.84	6.17	7.30
R-5	5/15/2002	6.87	9.17	6.49	7.62
R-6	5/1/2009	6.92	9.22	N/A	12.36

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	13.66%	15.44%	7.67%	9.49%
Lipper Income Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	4.61	7.07	4.86	8.30
Class A annualized 30-day yield at April 30, 2015: 2.85% (For current yield information, please call American FundsLine® at (800) 325-3590.)

Summary Prospectus Amendment - Page 11

Capital World Bond Fund

Average annual total returns For the periods ended December 31, 2014 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A – Before taxes	8/4/1987	–2.20%	2.33%	3.42%	6.47%
– After taxes on distributions		–3.22	1.17	2.09	N/A
– After taxes on distributions and sale of fund shares		–1.05	1.40	2.18	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
B	3/15/2000	–4.10%	1.96%	3.19%	5.49%
C	3/15/2001	–0.19	2.29	2.99	5.52
F-1	3/16/2001	1.57	3.10	3.82	6.17
F-2	8/1/2008	1.90	3.38	N/A	3.70
529-A	2/15/2002	–2.33	2.25	3.36	6.15
529-B	2/25/2002	–4.25	1.84	3.07	5.93
529-C	2/28/2002	–0.26	2.22	2.92	5.62
529-E	5/16/2002	1.31	2.78	3.46	6.03
529-F-1	9/17/2002	1.74	3.25	3.96	6.24
R-1	6/28/2002	0.86	2.33	3.01	5.30
R-2	7/9/2002	0.79	2.30	3.01	5.31
R-3	7/16/2002	1.29	2.78	3.47	5.68
R-4	8/15/2002	1.68	3.13	3.82	6.23
R-5	5/15/2002	1.94	3.43	4.12	6.72
R-6	5/1/2009	2.00	3.48	N/A	5.36

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
Barclays Global Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	0.59%	2.65%	3.60%	N/A
Lipper Global Income Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	2.69	4.15	4.18	N/A
Consumer Price Index	0.76	1.69	2.12	2.68%
Class A annualized 30-day yield at March 31, 2015: 1.26% (For current yield information, please call American FundsLine® at (800) 325-3590.)

Summary Prospectus Amendment - Page 12

New Perspective Fund

Average annual total returns For the periods ended December 31, 2014 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A – Before taxes	3/13/1973	–2.70%	9.19%	7.45%	12.24%
– After taxes on distributions		–4.10	8.60	6.69	N/A
– After taxes on distributions and sale of fund shares		–0.19	7.40	6.20	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
B	3/15/2000	–2.36%	9.38%	7.43%	5.58%
C	3/15/2001	1.46	9.62	7.23	7.06
F-1	3/15/2001	3.16	10.45	8.07	7.68
F-2	8/1/2008	3.46	10.75	N/A	7.96
529-A	2/15/2002	–2.79	9.11	7.37	8.17
529-B	2/15/2002	–2.46	9.25	7.31	8.10
529-C	2/15/2002	1.35	9.54	7.15	7.79
529-E	3/1/2002	2.91	10.12	7.71	8.21
529-F-1	9/17/2002	3.37	10.64	8.23	10.84
R-1	6/17/2002	2.41	9.63	7.24	8.25
R-2	5/21/2002	2.42	9.64	7.22	7.71
R-3	6/4/2002	2.85	10.12	7.73	8.47
R-4	5/28/2002	3.18	10.47	8.07	8.59
R-5	5/15/2002	3.50	10.80	8.39	8.87
R-6	5/1/2009	3.56	10.85	N/A	15.46

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
MSCI® All Country World Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	4.16%	9.17%	6.09%	N/A
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	13.66	15.44	7.67	10.47%
Lipper Global Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	3.86	9.09	6.10	N/A

Summary Prospectus Amendment - Page 13

New World Fund

Average annual total returns For the periods ended December 31, 2014 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A – Before taxes	6/17/1999	–9.19%	3.79%	7.86%	7.85%
– After taxes on distributions		–10.28	3.41	7.40	N/A
– After taxes on distributions and sale of fund shares		–4.12	3.12	6.65	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
B	3/15/2000	–8.93%	3.88%	7.83%	6.65%
C	3/15/2001	–5.34	4.20	7.65	9.21
F-1	3/16/2001	–3.64	5.05	8.52	9.89
F-2	8/1/2008	–3.38	5.33	N/A	2.83
529-A	2/19/2002	–9.27	3.74	7.82	9.98
529-B	2/26/2002	–9.04	3.78	7.73	9.91
529-C	2/25/2002	–5.40	4.13	7.57	9.60
529-E	3/22/2002	–3.95	4.70	8.14	9.69
529-F-1	9/17/2002	–3.51	5.19	8.65	11.94
R-1	6/11/2002	–4.38	4.23	7.65	9.44
R-2	6/7/2002	–4.39	4.23	7.65	9.46
R-3	6/6/2002	–3.94	4.72	8.14	9.96
R-4	10/7/2002	–3.62	5.07	8.51	12.50
R-5	5/15/2002	–3.31	5.39	8.84	10.35
R-6	5/1/2009	–3.29	5.44	N/A	11.30

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
MSCI® All Country World Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	4.16%	9.17%	6.09%	4.12%
MSCI Emerging Markets Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	–2.19	1.78	8.43	8.02

Summary Prospectus Amendment - Page 14

SMALLCAP World Fund

Average annual total returns For the periods ended December 31, 2014 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A – Before taxes	4/30/1990	–4.04%	10.11%	7.76%	9.47%
– After taxes on distributions		–6.18	9.29	6.95	N/A
– After taxes on distributions and sale of fund shares		–0.47	8.08	6.40	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
B	3/15/2000	–3.49%	10.31%	7.73%	3.57%
C	3/15/2001	0.09	10.55	7.55	7.78
F-1	3/15/2001	1.77	11.44	8.41	8.40
F-2	8/1/2008	2.08	11.75	N/A	8.13
529-A	2/19/2002	–4.13	10.05	7.71	9.09
529-B	2/20/2002	–3.63	10.19	7.64	8.95
529-C	2/20/2002	0.03	10.48	7.47	8.63
529-E	3/15/2002	1.50	11.07	8.04	8.73
529-F-1	9/17/2002	1.92	11.59	8.55	11.76
R-1	6/19/2002	1.03	10.60	7.58	9.09
R-2	5/31/2002	1.03	10.58	7.54	8.62
R-3	6/20/2002	1.48	11.09	8.04	9.62
R-4	7/24/2002	1.83	11.47	8.42	11.38
R-5	5/15/2002	2.13	11.81	8.75	9.52
R-6	5/1/2009	2.17	11.86	N/A	17.50

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
MSCI All Country World Small Cap Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	1.78%	11.61%	8.17%	N/A
Lipper Global Small-/Mid-Cap Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	–1.06	9.99	6.86	9.42%
Consumer Price Index	0.76	1.69	2.12	2.46

Lit. No. MFGEBS-140-1015P Litho in USA CGD/ALD/10039-S51430